CREDIT FACILITY	12 Months Ended
Sep. 30, 2025
CREDIT FACILITY
CREDIT FACILITY

11.CREDIT FACILITY

During the year ended September 30, 2025, the Company entered into an unsecured, revolving demand credit facility (the “Credit Facility”) with its former Chairman, Mr. Antanas Guoga (the “Lender”). Under the terms of the Credit Facility, the Lender agreed to make available to the Company up to $10 million, subsequently increased to $25 million, (the “Commitment Amount”) in principal amount of unsecured, revolving credit, in such amounts as may be requested by the Company from time to time prior to October 21, 2026 (the “Maturity Date”). The drawn and unpaid portion of the Commitment Amount (the “Principal Balance”) will bear interest at a rate of 5% per annum, accrued daily. The Principal Balance and accrued and unpaid interest will be payable on the Maturity Date, subject to the Lender’s right to demand repayment of amounts outstanding under the Credit Facility at any time.

The continuity of the Credit Facility from September 30, 2024 to September 30, 2025, is as follows:

Advances
Balance, September 30, 2024	$—
Advances to Company	16,387,090
Repayments during the year	(222,500)
Balance, September 30, 2025	$16,164,590

As of September 30, 2025, interest expense of $534,036 had been recorded in accrued liabilities (2024 - $nil).